UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Macquarie Fund Adviser, LLC
Address:   125 West 55th Street
            New York, NY 10019
         __________________________________________

Form 13F File Number: 28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Diana Bergherr
Title:   Chief Compliance Officer
Phone:   212-231-1571

Signature, Place, and Date of Signing:

/s/ Diana Bergherr                  New York, NY              November 2, 2006
 [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:    141,533
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                                   FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2         COLUMN 3    COLUMN 4    COLUMN 5             COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE      SHS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE SHARED NONE

Ameren Corp                 common           023608102   10,759      203,800 sole                              203,800 SOLE
AmeriGas Partners LP        Unit LP Int      030975106   28,598      926,700 sole                              926,700 SOLE
Enbridge Energy Partners    common           29250R106   31,905      685,400 sole                              685,400 SOLE
Kinder Morgan Energy        common           494550106   28,083      640,000 sole                              640,000 SOLE
Magellan Midstream          common           559080106   36,169      980,200 sole                              980,200 SOLE
Enterprise Products         common           293792107    6,019      225,000 sole                              225,000 SOLE